Cover	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2026
Current Fiscal Year End Date	--05-31
Entity File Number	000-56836
Entity Registrant Name	UBUYHOLDINGS, INC.
Entity Central Index Key	0000787496
Entity Tax Identification Number	87-0435741
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Mamaroneck Ave
Entity Address, Address Line Two	Apt. 201
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10605
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false